LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Loans and financing - Financial Institutions and Financing - Suppliers (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Apr. 08, 2022 USD ($)	Apr. 08, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings	R$ 18,737,227	R$ 19,301,796			R$ 16,933,978
Foreign currency denominated loan was obtained from Citibank (US dollar), through Law No. 4.131
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings			$ 212,413,000	R$ 1,000,000
Annual interest rate (as a percent)			3.1546%	3.1546%
Adjustment to interest rate (as a percent)			0.70%	0.70%
Suppliers
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings	R$ 0	R$ 0			R$ 224,556